Significant Accounting Policies - Summary of Foreign Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
US Dollar [member]
Disclosure of foreign exchange rates [Line Items]
Closing	19.6500	20.7200	17.2300
Average	18.8800	18.7200	15.9800
Euro [member]
Disclosure of foreign exchange rates [Line Items]
Closing	23.5866	21.7945	18.7181
Average	21.4122	20.6564	17.6041
Pounds [member]
Disclosure of foreign exchange rates [Line Items]
Closing	26.5361	25.5361	25.4130
Average	24.4977	25.0731	24.3638
Colombian Peso [member]
Disclosure of foreign exchange rates [Line Items]
Closing	0.0066	0.0069	0.0055
Average	0.0064	0.0062	0.0058
Egyptian, Pound [member]
Disclosure of foreign exchange rates [Line Items]
Closing	1.1082	1.1234	2.2036
Average	1.0620	1.8261	2.0670
Philippine pesos [member]
Disclosure of foreign exchange rates [Line Items]
Closing	0.3936	0.4167	0.3661
Average	0.3747	0.3927	0.3504